Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between provision for income taxes and pre-tax income
Net income	$ (7,336)	$ 11,438	$ 11,550
Income taxes	318	5,872	6,516
Pre-tax income	$ (7,018)	$ 17,310	$ 18,066
French statutory tax rate (as a percent)	32.02%	34.43%	34.43%
Theoretical tax charge	$ 2,247	$ (5,960)	$ (6,220)
Difference between French and foreign income tax rates	(1,109)	(2,007)	(3,058)
Tax effect on equity in income (loss) of affiliates	145	1,173	1,080
Permanent differences	665	1,422	1,740
Adjustments on prior years income taxes	(31)	12	(40)
Adjustments on deferred tax related to changes in tax rates	(204)	(270)	2
Variation of deferred tax assets not recognized	(2,031)	(242)	(20)
TOTAL INCOME TAXES	$ (318)	$ (5,872)	$ (6,516)
Standard corporate tax rate (as a percent)	31.00%	31.00%	31.00%